Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Total revenues	$ 1,029,763,000	[1]	$ 894,476,000	[1]	$ 858,144,000	[1]
Equity income, net	22,948,000	[1],[2],[3]	16,042,000	[1],[2],[3]	11,261,000	[1],[2],[3]
Operating expenses
Cost of product	364,285,000	[1],[4]	336,079,000	[1],[4]	327,371,000	[1],[4]
Operation and maintenance	168,657,000	[1],[4]	140,106,000	[1],[4]	126,464,000	[1],[4]
General and administrative	29,751,000	[1],[4]	99,212,000	[1],[4]	40,564,000	[1],[4]
Property and other taxes	23,244,000	[1]	19,688,000	[1]	16,579,000	[1]
Depreciation, amortization and impairments	145,916,000	[1]	120,608,000	[1]	113,133,000	[1]
Total operating expenses	731,853,000	[1]	715,693,000	[1]	624,111,000	[1]
Operating income	320,858,000	[1]	194,825,000	[1]	245,294,000	[1]
Interest income, net - affiliates	16,900,000	[1]	16,900,000	[1]	24,106,000	[1]
Interest expense	(51,797,000)	[1]	(42,060,000)	[1]	(30,345,000)	[1]
Other income (expense), net	1,837,000	[1]	292,000	[1]	(44,000)	[1]
Income before income taxes	287,798,000	[1]	169,957,000	[1]	239,011,000	[1]
Income tax expense	2,355,000	[1]	20,690,000	[1]	32,150,000	[1]
Net income	285,443,000	[1]	149,267,000	[1]	206,861,000	[1]
Net income attributable to noncontrolling interests	10,816,000	[1]	14,890,000	[1]	14,103,000	[1]
Net income attributable to Western Gas Partners, LP	274,627,000	[1]	134,377,000	[1]	192,758,000	[1]
Limited partners' interest in net income:
Pre-acquisition net (income) loss allocated to Anadarko	(4,128,000)	[1]	(27,391,000)	[1]	(52,599,000)	[1]
General partner interest in net (income) loss	(69,633,000)	[1],[5]	(28,089,000)	[1],[5]	(8,599,000)	[1],[5]
Limited partners' interest in net income	200,866,000	[1],[5]	78,897,000	[1],[5]	131,560,000	[1],[5]
Common Units [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	200,866,000		78,897,000		110,542,000
Subordinated [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	0		0		21,018,000
Affiliated Entity [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	306,810,000	[1]	249,997,000	[1]	227,535,000	[1]
Natural gas, natural gas liquids and condensate sales	496,848,000	[1]	436,423,000	[1]	417,547,000	[1]
Other, net	1,868,000	[1]	1,606,000	[1]	2,337,000	[1]
Total revenues	805,526,000	[1],[6]	688,026,000	[1],[6]	647,419,000	[1],[6]
Operating expenses
Cost of product	129,045,000	[6]	145,250,000	[6]	83,722,000	[6]
Operation and maintenance	56,435,000	[7]	51,237,000	[7]	51,339,000	[7]
General and administrative	23,354,000	[8]	92,847,000	[8]	33,305,000	[8]
Total operating expenses	208,834,000		289,334,000		168,366,000
Interest expense	0	[9]	(2,766,000)	[9]	(4,935,000)	[9]
Third Parties [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	175,732,000	[1]	132,333,000	[1]	119,934,000	[1]
Natural gas, natural gas liquids and condensate sales	44,396,000	[1]	71,916,000	[1]	84,836,000	[1]
Other, net	4,109,000	[1]	2,201,000	[1]	5,955,000	[1]
Total revenues	224,237,000	[1]	206,450,000	[1]	210,725,000	[1]
Operating expenses
Interest expense	$ (51,797,000)		$ (39,294,000)		$ (25,410,000)
Limited Partner [Member] | Common Units [Member]
Limited partners' interest in net income:
Net income per common unit - basic and diluted	$ 1.83	[1]	$ 0.84	[1]	$ 1.64	[1]
Limited Partner [Member] | Subordinated [Member]
Limited partners' interest in net income:
Net income per common unit - basic and diluted	$ 0	[1],[10]	$ 0	[1],[10]	$ 1.28	[1],[10]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $23.4 million, $92.8 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[5]	Represents net income earned on and subsequent to the date of the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[8]	Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see The Incentive Plan and WGP LTIP and Anadarko Incentive Plans within this Note 5).
[9]	For the year ended December 31, 2012, includes interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. The Partnership repaid the note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.
[10]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.